CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Foreign currency translation gain (loss), tax	$ 0	$ (770)	$ 1,169